Eaton Vance
California Municipal Opportunities Fund
June 30, 2023
Portfolio of Investments (Unaudited)

Corporate Bonds — 0.3%
Security	Principal Amount (000's omitted)	Value
Other — 0.3%
Morongo Band of Mission Indians, 7.00%, 10/1/39(1)	$2,080	$ 2,219,734
Total Corporate Bonds (identified cost $2,376,036)		$ 2,219,734

Tax-Exempt Mortgage-Backed Securities — 0.4%
Security	Principal Amount (000's omitted)	Value
Housing — 0.4%
California Housing Finance Agency, Municipal Certificates, Series 2021-1, Class A, 3.50%, 11/20/35	$2,538	$ 2,375,977
Total Tax-Exempt Mortgage-Backed Securities (identified cost $2,820,250)		$ 2,375,977

Tax-Exempt Municipal Obligations — 85.0%
Security	Principal Amount (000's omitted)	Value
Education — 3.0%
California Educational Facilities Authority, (Stanford University), 5.00%, 5/1/49	$250	$ 296,925
California Infrastructure and Economic Development Bank, (The Colburn School), Social Bonds, 4.91%, (SIFMA + 0.90%), 6/1/27 (Put Date), 8/1/72(2)	5,000	4,849,950
California School Finance Authority, (Granada Hills Charter Obligated Group), 4.00%, 7/1/38(1)	465	426,670
California School Finance Authority, (Green Dot Public Schools):
5.00%, 8/1/28(1)	570	593,364
5.00%, 8/1/38(1)	2,500	2,545,100
University of California Medical Center, 5.00%, 5/15/47	11,240	12,384,794
		$ 21,096,803
Electric Utilities — 5.0%
Los Angeles Department of Water and Power, CA, Power System Revenue:
5.00%, 7/1/39	$1,570	$ 1,767,082
5.00%, 7/1/39	4,615	5,194,321
5.00%, 7/1/41	1,450	1,623,884
5.00%, 7/1/49	9,185	9,807,743
Security	Principal Amount (000's omitted)	Value
Electric Utilities (continued)
Sacramento Municipal Utility District, CA:
Green Bonds, 5.00%, 8/15/39	$1,000	$ 1,155,700
Green Bonds, 5.00%, 8/15/40	1,700	1,950,257
Green Bonds, 5.00%, 8/15/41	1,200	1,371,444
Green Bonds, 5.00%, 8/15/42	1,875	2,133,694
Southern California Public Power Authority, (Southern Transmission System):
5.00%, 7/1/40	2,750	3,148,255
5.00%, 7/1/41	4,240	4,824,272
Vernon, CA, Electric System Revenue, 5.00%, 8/1/35	1,420	1,533,827
		$ 34,510,479
Escrowed/Prerefunded — 0.2%
California Health Facilities Financing Authority, (Sutter Health), Prerefunded to 11/15/25, 5.00%, 11/15/32	$1,040	$ 1,093,238
		$ 1,093,238
General Obligations — 29.2%
ABC Unified School District, CA, (Election of 2018), 4.00%, 8/1/47	$5,780	$ 5,748,499
Alisal Union School District, CA, (Election of 2016), 5.00%, 8/1/48	2,780	3,038,985
Burlingame Elementary School District, CA, (Election of 2020), 5.00%, 8/1/48(3)	1,500	1,670,835
Butte-Glenn Community College District, CA, (Election of 2016), 4.00%, 8/1/47	4,000	3,978,200
California:
4.00%, 3/1/37	11,500	11,924,695
4.00%, 11/1/37	3,250	3,366,350
4.55%, 12/1/37	1,000	1,074,770
5.00%, 10/1/36	10,220	12,030,064
5.00%, 9/1/42	3,300	3,543,441
5.00%, 11/1/42	10,000	11,347,800
Central Unified School District, CA, (Election of 2020):
4.00%, 8/1/44	1,000	1,002,190
4.00%, 8/1/50	1,050	1,038,229
Chula Vista Elementary School District, CA, (Election of 2018), 5.00%, 8/1/38(3)	1,000	1,149,920
Clovis Unified School District, CA, (Election of 2020), 5.25%, 8/1/39	1,860	2,080,057
Fresno Unified School District, CA, (Election of 2020), 4.00%, 8/1/45	1,930	1,930,405
Jefferson Union High School District, CA, (Election of 2020):
4.125%, 8/1/46	2,000	2,017,920
5.00%, 8/1/42	1,000	1,114,920

Eaton Vance
California Municipal Opportunities Fund
June 30, 2023
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
General Obligations (continued)
Kern Community College District, CA, (Election of 2016):
5.00%, 8/1/36(3)	$1,100	$ 1,303,841
5.00%, 8/1/39(3)	2,000	2,295,460
5.25%, 8/1/37	1,500	1,768,845
5.25%, 8/1/41	1,000	1,143,000
La Canada Unified School District, CA, (Election of 2017):
5.25%, 8/1/41	1,190	1,388,099
5.50%, 8/1/43	1,780	2,106,452
5.75%, 8/1/50	6,885	8,194,045
Long Beach Unified School District, CA, (Election of 2016):
4.00%, 8/1/47	12,605	12,555,588
5.00%, 8/1/35	1,055	1,268,732
5.00%, 8/1/36	1,000	1,188,240
5.00%, 8/1/37	1,830	2,146,023
5.00%, 8/1/38	4,410	5,127,463
Mariposa County Unified School District, CA, (Election of 2016), 5.00%, 8/1/43	1,265	1,326,163
Morgan Hill Unified School District, CA, (Election of 2012):
5.25%, 8/1/40	3,860	4,463,125
5.25%, 8/1/41	2,440	2,807,415
5.25%, 8/1/42	2,000	2,297,240
Mountain View Whisman School District, CA, (Election of 2020):
4.00%, 9/1/38	1,100	1,130,558
4.00%, 9/1/39	2,200	2,247,146
4.00%, 9/1/40	1,300	1,318,759
4.00%, 9/1/41	1,100	1,112,650
4.00%, 9/1/42	1,250	1,260,225
4.25%, 9/1/45	5,750	5,837,802
New Haven Unified School District, CA, (Election of 2014), 4.00%, 8/1/49	7,615	7,564,969
Old Adobe Union School District, CA, (Election of 2018), 5.00%, 8/1/44	1,860	1,948,462
Pajaro Valley Unified School District, CA, 4.00%, 8/1/45	10,000	9,933,700
Pleasanton Unified School District, CA, (Election of 2022), 4.00%, 8/1/48	5,275	5,231,587
Pomona Unified School District, CA, (Election of 2016), 5.25%, 8/1/43	1,500	1,702,455
Puerto Rico:
0.00%, 7/1/33	229	140,183
5.625%, 7/1/27	2,500	2,635,200
5.625%, 7/1/29	2,045	2,193,406
5.75%, 7/1/31	380	416,332
Security	Principal Amount (000's omitted)	Value
General Obligations (continued)
San Bruno Park School District, CA, (Election of 2018), 5.00%, 8/1/53	$8,000	$ 8,709,200
San Jose-Evergreen Community College District, CA, (Election of 2016):
4.00%, 9/1/41	1,600	1,638,896
4.00%, 9/1/42	2,000	2,032,560
San Rafael City Elementary School District, CA, (Election of 2022):
4.00%, 8/1/42	1,540	1,549,810
5.25%, 8/1/52	4,000	4,370,560
San Rafael City High School District, CA, (Election of 2022), 5.25%, 8/1/52	4,000	4,414,960
Santa Clarita Community College District, CA:
4.00%, 8/1/46	2,825	2,818,305
5.25%, 8/1/45	2,420	2,724,291
Sierra Joint Community College District, CA, (Election of 2018), 4.00%, 8/1/48	3,000	2,991,840
South San Francisco Unified School District, CA, (Election of 2022):
5.00%, 9/1/35	1,495	1,760,602
5.00%, 9/1/36	1,000	1,164,260
5.00%, 9/1/38	450	515,497
Ventura Unified School District, CA, (Election of 2022), 5.00%, 8/1/46	2,000	2,208,660
Westminster School District, CA, (Election of 2016), 5.00%, 8/1/42	1,000	1,051,120
		$202,061,006
Hospital — 4.5%
California Health Facilities Financing Authority, (Cedars-Sinai Health System):
4.00%, 8/15/48	$7,480	$ 7,354,860
5.00%, 8/15/51	4,630	5,034,338
California Health Facilities Financing Authority, (City of Hope):
5.00%, 11/15/32	735	735,184
5.00%, 11/15/35	1,050	1,050,073
California Health Facilities Financing Authority, (Providence Health & Services), 5.00%, 10/1/44	4,100	4,120,336
California Health Facilities Financing Authority, (Providence St. Joseph Health), 5.00% to 10/1/27 (Put Date), 10/1/39	2,275	2,407,132
California Municipal Finance Authority, (NorthBay Healthcare Group):
5.00%, 11/1/24	800	809,192
5.00%, 11/1/25	200	202,502
5.00%, 11/1/26	500	515,100
5.00%, 11/1/27	165	167,318

Eaton Vance
California Municipal Opportunities Fund
June 30, 2023
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Hospital (continued)
California Municipal Finance Authority, (NorthBay Healthcare Group): (continued)
5.00%, 11/1/30	$125	$ 126,563
Series 2017A, 5.00%, 11/1/25	800	817,272
California Public Finance Authority, (Henry Mayo Newhall Hospital), 5.00%, 10/15/33	425	439,764
California Statewide Communities Development Authority, (Methodist Hospital of Southern California), 5.00%, 1/1/38	2,000	2,062,660
University of California Medical Center, 5.00%, 5/15/41	5,000	5,218,350
		$ 31,060,644
Housing — 0.6%
CSCDA Community Improvement Authority, CA, (Pasadena Portfolio), Essential Housing Revenue, Social Bonds, 3.00%, 12/1/56(1)	$2,525	$ 1,681,549
Independent Cities Finance Authority, CA, (Castle Mobile Estates), 3.00%, 5/15/36	1,205	1,092,550
Independent Cities Finance Authority, CA, (Vista de Santa Barbara Mobilehome Park), 3.00%, 9/15/36	1,725	1,517,879
		$ 4,291,978
Industrial Development Revenue — 1.6%
California Municipal Finance Authority, (Waste Management, Inc.), (AMT), 4.125% to 10/1/25 (Put Date), 10/1/41	$4,000	$ 4,025,400
California Pollution Control Financing Authority, (Republic Services, Inc.), (AMT), 4.25%, 7/1/43(1)(3)	3,750	3,750,000
California Pollution Control Financing Authority, (Waste Management, Inc.):
(AMT), 2.50% to 5/1/24 (Put Date), 11/1/38	2,500	2,471,075
(AMT), 3.375%, 7/1/25	1,000	988,340
		$ 11,234,815
Insured - Electric Utilities — 0.4%
Puerto Rico Electric Power Authority:
(NPFG), 5.00%, 7/1/23	$125	$ 125,000
(NPFG), 5.25%, 7/1/32	2,100	2,075,787
Series RR, (NPFG), 5.00%, 7/1/24	300	300,069
Series SS, (NPFG), 5.00%, 7/1/24	130	130,030
		$ 2,630,886
Insured - Escrowed/Prerefunded — 0.3%
Compton Community College District, CA, (Election of 2014), (BAM), Prerefunded to 8/1/26, 5.00%, 8/1/36	$1,690	$ 1,806,897
		$ 1,806,897
Security	Principal Amount (000's omitted)	Value
Insured - General Obligations — 3.1%
Galt Joint Union High School District, CA, (Election of 2016), (BAM), 5.00%, 8/1/43	$1,000	$ 1,044,180
Holtville Unified School District, CA, (Election of 2018), (AGM), 6.00%, 8/1/52	1,000	1,179,550
Long Beach Unified School District, CA, (Election of 1999), (AGC), 0.00%, 8/1/27	3,265	2,864,548
McFarland Unified School District, CA, (Election of 2020), (BAM), 5.25%, 11/1/49	2,500	2,711,950
Moreno Valley Unified School District, CA, (Election of 2014), (AGM), 4.00%, 8/1/45	2,000	2,000,620
Palo Verde Unified School District, CA, (Election of 2018), (AGM), 5.50%, 8/1/50	1,200	1,341,204
Riverbank Unified School District, CA, (Election of 2018), (AGM), 5.50%, 8/1/52	1,000	1,135,450
San Ysidro School District, CA, (Election of 2020), (AGM), 4.00%, 8/1/45(3)	2,175	2,120,408
Simi Valley Unified School District, CA, (Election of 2004), (AGM), 0.00%, 8/1/28	5,000	4,222,950
Ukiah Unified School District, CA, (Election of 2020), (AGM), 5.50%, 8/1/49	2,350	2,637,475
		$ 21,258,335
Insured - Hospital — 0.6%
California Health Facilities Financing Authority, (Adventist Health System), (AGM), 4.00%, 3/1/39	$3,670	$ 3,575,424
California Statewide Communities Development Authority, (Enloe Medical Center), (AGM), 5.25%, 8/15/52	400	426,320
		$ 4,001,744
Insured - Special Tax Revenue — 0.4%
Murrieta Financing Authority, CA, (BAM), 5.00%, 9/1/28	$1,000	$ 1,097,290
RNR School Financing Authority Community Facilities District No. 92-1, CA:
(BAM), 4.00%, 9/1/40	1,000	1,012,800
(BAM), 4.00%, 9/1/42	1,000	1,007,060
		$ 3,117,150
Insured - Transportation — 0.2%
San Joaquin Hills Transportation Corridor Agency, CA, (NPFG), 0.00%, 1/15/24	$1,800	$ 1,768,626
		$ 1,768,626
Insured - Water and Sewer — 0.3%
Mountain House Financing Authority, CA, Utility Systems Revenue, Green Bonds, (BAM), 4.125%, 12/1/48	$2,125	$ 2,101,837
		$ 2,101,837

Eaton Vance
California Municipal Opportunities Fund
June 30, 2023
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Lease Revenue/Certificates of Participation — 1.9%
California Public Works Board:
5.00%, 12/1/34	$4,800	$ 5,708,880
5.00%, 12/1/36	2,830	3,308,411
5.00%, 12/1/37	3,650	4,220,203
		$ 13,237,494
Other Revenue — 2.4%
California Community Choice Financing Authority, Clean Energy Project Revenue, Green Bonds, 5.00% to 8/1/29 (Put Date), 12/1/53	$3,000	$ 3,131,790
California Infrastructure and Economic Development Bank, (Academy of Motion Picture Arts and Sciences Obligated Group):
5.00%, 11/1/33	1,740	1,749,918
5.00%, 11/1/34	1,290	1,297,314
California Infrastructure and Economic Development Bank, (California Academy of Sciences), Sustainability Bonds, 4.36%, (SIFMA + 0.35%), 8/1/24 (Put Date), 8/1/47(2)	7,380	7,296,606
Golden State Tobacco Securitization Corp., CA, 5.00%, 6/1/51	2,450	2,553,954
Morongo Band of Mission Indians, CA, 5.00%, 10/1/42(1)	440	433,602
		$ 16,463,184
Senior Living/Life Care — 0.9%
California Municipal Finance Authority, (HumanGood - California Obligated Group), 4.00%, 10/1/38	$3,790	$ 3,644,653
California Municipal Finance Authority, (Mt. San Antonio Gardens), 5.00%, 11/15/39	1,000	954,090
California Public Finance Authority, (Enso Village):
Green Bonds, 2.125%, 11/15/27(1)	575	554,795
Green Bonds, 5.00%, 11/15/46(1)	1,000	903,000
California Statewide Communities Development Authority, (American Baptist Homes of the West), 5.00%, 10/1/23	500	500,920
		$ 6,557,458
Special Tax Revenue — 6.6%
Chula Vista Municipal Financing Authority, CA, 5.50%, 9/1/30	$1,525	$ 1,531,451
Folsom Ranch Financing Authority, CA, (White Rock Springs Ranch):
4.00%, 9/1/34	115	113,726
4.00%, 9/1/35	185	180,451
4.00%, 9/1/36	195	188,237
4.00%, 9/1/39	65	60,401
Security	Principal Amount (000's omitted)	Value
Special Tax Revenue (continued)
Fontana Community Facilities District No. 90, CA, (Summit at Rosena Phase One):
4.00%, 9/1/26	$125	$ 124,740
4.00%, 9/1/27	125	125,143
4.00%, 9/1/28	130	130,348
4.00%, 9/1/29	135	135,437
4.00%, 9/1/30	135	134,780
4.00%, 9/1/32	150	149,514
4.00%, 9/1/33	205	203,747
4.00%, 9/1/41	600	548,766
4.00%, 9/1/46	975	855,582
Irvine Community Facilities District No. 2013-3, CA, (Great Park):
5.00%, 9/1/30	580	588,909
5.00%, 9/1/31	465	471,989
5.00%, 9/1/33	545	552,892
5.00%, 9/1/35	1,150	1,206,810
5.00%, 9/1/38	1,000	1,034,510
Series 2014, 5.00%, 9/1/32	450	456,727
Series 2014, 5.00%, 9/1/34	360	365,126
Series 2018, 5.00%, 9/1/32	625	658,281
Series 2018, 5.00%, 9/1/34	765	804,872
Los Angeles County Metropolitan Transportation Authority, CA, Sales Tax Revenue:
5.00%, 7/1/34	2,250	2,745,945
5.00%, 7/1/35	1,750	2,114,052
Green Bonds, 5.00%, 7/1/44	7,440	7,993,685
Peninsula Corridor Joint Powers Board, CA:
Green Bonds, 5.00%, 6/1/41	4,375	4,880,881
Green Bonds, 5.00%, 6/1/42	2,040	2,267,909
Puerto Rico Sales Tax Financing Corp., 5.00%, 7/1/58	5,320	5,199,555
San Diego County Regional Transportation Commission, CA, Sales Tax Revenue, 5.00%, 4/1/36(3)	6,000	7,107,300
San Luis Obispo Community Facilities District No. 2019-1, CA, (San Luis Ranch):
3.00%, 9/1/24	150	146,996
4.00%, 9/1/27	130	130,446
4.00%, 9/1/29	185	186,304
4.00%, 9/1/33	125	124,648
4.00%, 9/1/36	175	169,785
4.00%, 9/1/39	200	187,366
4.00%, 9/1/41	175	160,458
South Orange County Public Financing Authority, CA, Special Tax Revenue, (Ladera Ranch), 5.00%, 8/15/23	1,700	1,703,451
		$ 45,741,220

Eaton Vance
California Municipal Opportunities Fund
June 30, 2023
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Transportation — 17.8%
Bay Area Toll Authority, CA, (San Francisco Bay Area):
4.29%, (SIFMA + 0.28%), 4/1/24 (Put Date), 4/1/56(2)	$2,500	$ 2,495,700
4.31%, (SIFMA + 0.30%), 4/1/27 (Put Date), 4/1/56(2)	5,000	4,880,250
4.46%, (SIFMA + 0.45%), 4/1/26 (Put Date), 4/1/56(2)	800	791,304
(LOC: Barclays Bank PLC), 3.00%, 4/1/55(4)	4,500	4,500,000
California Municipal Finance Authority, (LINXS Automated People Mover):
(AMT), 5.00%, 12/31/37	2,570	2,644,093
(AMT), 5.00%, 12/31/43	4,220	4,288,702
(AMT), 5.00%, 12/31/47	2,200	2,223,738
Los Angeles Department of Airports, CA, (Los Angeles International Airport):
(AMT), 5.00%, 5/15/29	1,000	1,085,480
(AMT), 5.00%, 5/15/38	2,000	2,145,340
(AMT), 5.00%, 5/15/41	7,750	7,861,678
(AMT), 5.00%, 5/15/44	2,000	2,069,860
(AMT), 5.00%, 5/15/45	5,045	5,104,380
(AMT), 5.00%, 5/15/47	2,005	2,055,486
(AMT), 5.00%, 5/15/48	2,520	2,610,770
(AMT), 5.00%, 5/15/49	8,900	9,183,554
(AMT), 5.50%, 5/15/47	10,000	10,956,800
Los Angeles Harbor Department, CA, (AMT), 5.00%, 8/1/44	10,000	10,083,000
San Diego County Regional Airport Authority, CA:
5.00%, 7/1/37	1,295	1,449,027
(AMT), 4.00%, 7/1/41	1,000	976,880
(AMT), 5.00%, 7/1/36	1,000	1,057,840
(AMT), 5.00%, 7/1/37	1,085	1,139,651
(AMT), 5.00%, 7/1/39	1,750	1,825,670
San Francisco City and County Airport Commission, CA, (San Francisco International Airport):
(AMT), 5.00%, 5/1/24	1,500	1,516,425
(AMT), 5.00%, 5/1/29	5,000	5,407,650
(AMT), 5.00%, 5/1/41	4,450	4,543,050
(AMT), 5.00%, 5/1/43	5,015	5,181,498
(AMT), 5.00%, 5/1/46	2,985	3,026,372
(AMT), 5.00%, 5/1/49	5,000	5,158,350
(AMT), 5.00%, 5/1/50	5,000	5,153,850
San Jose, CA, Airport Revenue:
(AMT), 5.00%, 3/1/25	1,575	1,605,413
(AMT), 5.00%, 3/1/47	10,300	10,511,562
		$123,533,373
Security	Principal Amount (000's omitted)	Value
Water and Sewer — 6.0%
Los Angeles Department of Airports, CA, (Los Angeles International Airport), 5.00%, 7/1/47	$5,920	$ 6,457,062
Los Angeles Department of Water and Power, CA, Water System Revenue:
5.00%, 7/1/37	1,285	1,506,084
5.00%, 7/1/39	3,960	4,563,029
5.00%, 7/1/41	920	1,015,441
5.00%, 7/1/41	2,825	3,221,997
5.00%, 7/1/42	3,000	3,407,070
Rancho California Water District Financing Authority, 4.00%, 8/1/37	2,750	2,841,410
San Diego County Water Authority, CA, Green Bonds , 4.00%, 5/1/36	2,195	2,327,139
San Francisco City and County Public Utilities Commission, CA, Wastewater Revenue:
5.00%, 10/1/40	2,125	2,438,395
Green Bonds, 4.00% to 10/1/29 (Put Date), 10/1/48	5,000	5,317,600
Green Bonds, 5.25%, 10/1/42	2,000	2,326,040
San Mateo-Foster City Public Financing Authority, CA, (Clean Water Program), 5.00%, 8/1/49	5,555	5,970,459
		$ 41,391,726
Total Tax-Exempt Municipal Obligations (identified cost $579,704,170)		$588,958,893

Taxable Municipal Obligations — 15.4%
Security	Principal Amount (000's omitted)	Value
Education — 3.1%
California Municipal Finance Authority, (Albert Einstein Academies), 3.75%, 8/1/31(1)	$2,710	$ 2,312,253
California School Finance Authority, (Granada Hills Charter Obligated Group), 2.00%, 7/1/24(1)	205	195,947
University of California:
3.063%, 7/1/25	3,825	3,682,978
5.09%, 7/1/41(5)	15,000	15,000,000
		$ 21,191,178
General Obligations — 2.0%
California, 5.222%, 3/1/24	$6,075	$ 6,055,803
Huntington Beach Union High School District, CA, 1.884%, 8/1/29	1,775	1,498,473
Los Angeles, CA, 3.00%, 9/1/26	2,820	2,660,924
Ohlone Community College District, CA, 2.243%, 8/1/33	220	176,957

Eaton Vance
California Municipal Opportunities Fund
June 30, 2023
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
General Obligations (continued)
Ojai Unified School District, CA, 2.019%, 8/1/31	$480	$ 386,131
Palmdale School District, CA, 1.67%, 8/1/29	500	418,895
Puerto Rico, GO Contingent Value Instrument, 0.00%, 11/1/43	842	425,022
San Mateo Union High School District, CA, 2.111%, 9/1/34	1,220	954,174
Tustin Unified School District, CA:
1.954%, 8/1/33	590	448,972
2.649%, 8/1/42	1,125	777,094
		$ 13,802,445
Hospital — 0.8%
California Statewide Communities Development Authority, (Loma Linda University Medical Center), 6.00%, 12/1/24	$6,000	$ 5,930,640
		$ 5,930,640
Housing — 0.4%
Independent Cities Finance Authority, CA, (Sahara Mobile Home Park):
3.20%, 6/15/41	$775	$ 586,845
3.20%, 6/15/56	3,685	2,432,174
		$ 3,019,019
Insured - General Obligations — 0.3%
Byron Union School District, CA:
(BAM), 2.10%, 8/1/30	$345	$ 288,078
(BAM), 2.20%, 8/1/31	380	312,447
Mojave Unified School District, CA, (BAM), 2.731%, 8/1/37	500	389,330
Oak Grove School District, CA:
(BAM), 2.397%, 8/1/34	275	217,096
(BAM), 2.497%, 8/1/35	285	222,716
(BAM), 2.597%, 8/1/36	290	224,521
Sanger Unified School District, CA, (BAM), 2.371%, 8/1/35	445	344,074
Santa Rosa High School District, CA:
(BAM), 1.676%, 8/1/28	255	219,308
(BAM), 1.932%, 8/1/29	220	186,798
		$ 2,404,368
Insured - Lease Revenue/Certificates of Participation — 1.0%
Anaheim Public Financing Authority, CA, (Public Improvements), (AGM), 1.643%, 7/1/25	$7,850	$ 7,231,656
		$ 7,231,656
Security	Principal Amount (000's omitted)	Value
Insured - Special Tax Revenue — 0.4%
Rio Elementary School District Community Facilities District No. 1, CA:
(BAM), 1.826%, 9/1/28	$1,000	$ 846,240
(BAM), 2.307%, 9/1/31	1,500	1,207,290
Successor Agency to West Hollywood Community Development Commission, CA:
(AGM), 1.668%, 9/1/28	400	341,716
(AGM), 1.847%, 9/1/29	385	322,649
		$ 2,717,895
Insured - Transportation — 1.0%
Alameda Corridor Transportation Authority, CA:
(AGM), (AMBAC), 0.00%, 10/1/26	$6,700	$ 5,670,545
(AMBAC), 0.00%, 10/1/27	740	591,859
(AMBAC), 0.00%, 10/1/28	1,010	765,752
		$ 7,028,156
Lease Revenue/Certificates of Participation — 0.3%
Downey, CA, Pension Obligation Bonds:
1.95%, 6/1/31	$185	$ 147,671
2.05%, 6/1/32	850	666,893
Monterey Park, CA, Pension Obligation Bonds:
2.193%, 6/1/33	560	425,992
2.293%, 6/1/34	750	558,480
		$ 1,799,036
Other Revenue — 0.2%
Manhattan Beach, CA, Pension Obligation Bonds:
2.141%, 1/1/30	$400	$ 340,732
2.241%, 1/1/31	400	335,588
2.491%, 1/1/33	675	552,987
		$ 1,229,307
Special Tax Revenue — 0.9%
Riverside Unified School District Financing Authority, CA, 1.463%, 9/1/25	$800	$ 735,144
San Jose Redevelopment Agency Successor Agency, CA, 3.375%, 8/1/34	5,000	4,455,850
Successor Agency to San Diego Redevelopment Agency, CA:
3.375%, 9/1/23	250	249,055
3.50%, 9/1/24	250	243,712
3.625%, 9/1/25	250	240,178
3.75%, 9/1/26	250	239,130
		$ 6,163,069

Eaton Vance
California Municipal Opportunities Fund
June 30, 2023
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Water and Sewer — 5.0%
Metropolitan Water District of Southern California, (SPA: TD Bank, N.A.), 5.05%, 7/1/37(5)	$34,500	$ 34,500,000
		$ 34,500,000
Total Taxable Municipal Obligations (identified cost $112,479,202)		$107,016,769

Trust Units — 0.2%
Security	Notional Amount (000's omitted)	Value
Transportation — 0.2%
HTA TRRB 2005L-745190UR7 Assured Custodial Trust, 5.25%, 7/1/41	$1,125	$ 1,135,980
Total Trust Units (identified cost $1,118,891)		$ 1,135,980
Total Investments — 101.3% (identified cost $698,498,549)		$701,707,353
Other Assets, Less Liabilities — (1.3)%		$ (8,688,393)
Net Assets — 100.0%		$693,018,960
The percentage shown for each investment category in the Portfolio of Investments is based on net assets.
(1)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At June 30, 2023, the aggregate value of these securities is $15,616,014 or 2.3% of the Fund's net assets.
(2)	Floating rate security. The stated interest rate represents the rate in effect at June 30, 2023.
(3)	When-issued security.
(4)	Variable rate demand obligation that may be tendered at par on any day for payment the same or next business day. The stated interest rate, which generally resets daily, is determined by the remarketing agent and represents the rate in effect at June 30, 2023.
(5)	Variable rate demand obligation that may be tendered at par on any day for payment the lesser of 5 business days or 7 calendar days. The stated interest rate, which generally resets weekly, represents the rate in effect at June 30, 2023.
The Fund invests primarily in debt securities issued by California municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. At June 30, 2023, 7.7% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from 0.4% to 4.6% of total investments.
Abbreviations:
AGC	– Assured Guaranty Corp.
AGM	– Assured Guaranty Municipal Corp.
AMBAC	– AMBAC Financial Group, Inc.
AMT	– Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.
BAM	– Build America Mutual Assurance Co.
LOC	– Letter of Credit
NPFG	– National Public Finance Guarantee Corp.
SIFMA	– Securities Industry and Financial Markets Association Municipal Swap Index
SPA	– Standby Bond Purchase Agreement

The Fund did not have any open derivative instruments at June 30, 2023.
Fair Value Measurements
Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
•	Level 1 – quoted prices in active markets for identical investments
•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including a fund's own assumptions in determining the fair value of investments)

Eaton Vance
California Municipal Opportunities Fund
June 30, 2023
Portfolio of Investments (Unaudited) — continued

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
At June 30, 2023, the hierarchy of inputs used in valuing the Fund's investments, which are carried at value, were as follows:
Asset Description	Level 1	Level 2	Level 3	Total
Corporate Bonds	$ —	$ 2,219,734	$ —	$ 2,219,734
Tax-Exempt Mortgage-Backed Securities	—	2,375,977	—	2,375,977
Tax-Exempt Municipal Obligations	—	588,958,893	—	588,958,893
Taxable Municipal Obligations	—	107,016,769	—	107,016,769
Trust Units	—	1,135,980	—	1,135,980
Total Investments	$ —	$701,707,353	$ —	$701,707,353
For information on the Fund's policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent financial statements included in its semiannual or annual report to shareholders.